Operating Lease Right-of-Use Assets, Net (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 07, 2021 USD ($) a	Jul. 07, 2021 CNY (¥) a	Dec. 01, 2016 USD ($) m²	Dec. 01, 2016 CNY (¥) m²
Operating Lease Right-of-Use Assets, Net [Line Items]
Area of right of use						74	74	7,199.38	7,199.38
Agreement amount		$ 4,795,273	$ 5,634,302
Prepaid installment amount				$ 2,319,791	¥ 15,000,000
Number of operating leases right-of-use assets	3 years
Lease contract period		9 years
Operating lease right-of-use assets		$ 403,960	692,557	$ 708,159
Interest on lease liabilities		$ 44,359	65,924
Right of Use for Farmland [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Agreement amount						$ 2,319,791	¥ 15,000,000
Right of Use for Warehouse [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Agreement amount								$ 2,127,121	¥ 14,814,544
Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Operating lease right-of-use assets			$ 430,112
Maximum [Member] | Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets		20 years
Maximum [Member] | Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets		10 years
Minimum [Member] | Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets		12 years 6 months